Statement of Operations - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
General and administrative expenses	$ 1,000	$ 728,422	$ 1,776,306
Loss from operations	(1,000)	(728,422)	(1,776,306)
Other income (expense):
Change in fair value of Warrants		8,467,400	(18,896,400)
Change in fair value of FPA		2,575,000	(3,875,000)
Compensation expense in connection with issuance of Private Placement Warrants			(1,233,600)
Initial classification of FPA			(350,000)
Transaction costs attributable to Warrants		(2,586)	(1,322,813)
Interest earned on marketable securities held in Trust Account	0	47,151	228,281
Other income (expenses), net	0	11,089,551	(25,449,532)
Income (loss) before provision for income taxes	(1,000)	10,361,129	(27,225,838)
Provision for income taxes	0	0	(10,070)
Net income (loss)	$ (1,000)	$ 10,361,129	$ (27,235,908)
Weighted average shares outstanding			10,350,000
Basic and diluted income per share			$ (2.64)
Common Class A
Other income (expense):
Weighted average shares outstanding	0	41,400,000	41,400,000
Basic and diluted income per share	$ 0	$ 0.00	$ 0
Common Class B
Other income (expense):
Net income (loss)	$ (1,000)	$ 10,361,129	$ (27,235,908)
Weighted average shares outstanding	7,500,000	10,350,000	10,350,000
Basic and diluted income per share	$ 0	$ 1.00	$ (2.64)